Income tax	12 Months Ended
Dec. 31, 2015
Income tax [Abstract]
Income tax
18.	Income tax

(i)	Cayman Islands

Under the current tax laws of the Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	Hong Kong profits tax

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profits for each of the years ended December 31, 2013, 2014 and 2015. No Hong Kong profits tax has been provided for as the Group has no assessable profit arising in Hong Kong.

(iii)	PRC Corporate Income Tax (“CIT”)

The income tax provision of the Group in respect of operations in the PRC has been calculated at the tax rate of 25% on the estimated assessable profits, based on the existing legislation, interpretations and practices in respect thereof.

Shenzhen iDreamSky was approved as a newly established software enterprise in June 2013, and according to tax regulations and other relevant rules, Shenzhen iDreamSky, is exempt from CIT for two years, followed by a 50% reduction in the applicable tax rates for the next three years, commencing from the first year of profitable operation after offsetting tax losses generated from prior years. Shenzhen iDreamSky has already obtained the relevant approval from relevant tax bureau in 2014 and its first profit making year was 2013. In addition, Shenzhen iDreamSky was approved as a high and new technology enterprise in October 2013, and it is subject to a reduced preferential CIT rate of 15% for 3-year period from 2013 to 2015 according to the applicable tax preference in relating to the High and New Technology Enterprise.

WFOE 2 was established in Qianhai, Bonded Zone of Shenzhen in October 2014, which was subject to an applicable tax rate of 15%, as it meets the requirements set out by local authorities for the preferential tax rate.

Other PRC subsidiaries, VIEs and VIEs' subsidiaries of the Group are subject to the statutory income tax rate of 25%.

(iv)	PRC withholding tax (“WHT”)

According to the applicable PRC tax regulations, dividends distributed by a company established in the PRC to a foreign investor with respect to profits derived after January 1, 2008 are generally subject to a 10% WHT. If a foreign investor incorporated in Hong Kong meets the conditions and requirements under the double taxation treaty arrangement entered into between the PRC and Hong Kong, the relevant WTH tax rate will be reduced from 10% to 5%.

(v)	USA corporate income tax (“USA CIT”)

A subsidiary incorporated in USA is subject to USA CIT at an applicable tax rate of 36% on the estimated assessable profits. No USA CIT has been provided for as the Group's subsidiary has no assessable profit arising in USA for the period from its acquisition date to December 31, 2015.

 The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income/(loss) are as follows:

	Year ended December 31,
	2013	2014	2015
	RMB'000	RMB'000	RMB'000

Current income tax expense/(benefit)	7,436	(1,457)	32,908
Deferred income tax (benefit)/expense	(1,262)	28,267	32,454
Income tax expense for the year	6,174	26,810	65,362

The reconciliation of total tax expense computed by applying the statutory income tax rate to pre-tax loss is as follows:

	Year ended December 31,
	2013	2014	2015

PRC statutory income tax rate	25%	25%	25%
Effect of expense not deductible for tax purposes (i)	—	459%	37%
Effect of tax holiday and preferential tax benefits on assessable profits of Shenzhen iDreamSky	—	(469%)	(31%)
Effect of outside basics difference arising from the Company's VIEs and subsidiaries in the PRC	—	267%	33%
Effects of change in valuation allowance	(7%)	(17%)	(5%)
Effective income tax rate	18%	265%	59%

(i)	The expense not deductible mainly include share-based compensation expense, allowance for doubtful accounts, impairment of prepaid minimum guarantee and intangible assets.

Composition of deferred tax assets and liabilities is as follows

	As of December 31,
	2014	2015
	RMB'000	RMB'000
Deferred tax assets, current
Accrued expense and others not currently deductible for tax purposes	—	3,304
Total current deferred tax assets, net	—	3,304
Deferred tax assets, non-current
Tax loss carried forward	728	5,680
Valuation allowance	(728)	(5,680)
Accrued expense and others not currently deductible for tax purposes	—	1,020
Total non-current deferred tax assets, net	—	1,020
Deferred tax liabilities, non-current
Fair value adjustment for intangible assets acquired	—	(1,300)
Outside basis difference	(27,005)	(63,783)
Total deferred tax liabilities (i)	(27,005)	(65,083)

Shenzhen iDreamSky obtained the relevant approval from relevant tax bureau that it is exempt from CIT for two years, followed by a 50% reduction in the applicable tax rates for the next three years, commencing from the first year of profitable operation after offsetting tax losses generated from prior years. As a result, Shenzhen iDreamSky for 2013 and 2014 were zero, and therefore, no deferred tax assets for the accrued expense and others not currently deductible for tax purposes in relation to Shenzhen iDreamSky were recognized as at December 31, 2014. In 2015, the effective tax rate of Shenzhen iDreamSky was 12.5%, and therefore, the relevant deferred tax assets in relation to Shenzhen iDreamSky were recognized as at December 31, 2015.
(i)

As at December 31, 2014 and 2015, the deferred tax liabilities of RMB 27,005,000 and RMB63,783,000 were provided on the aggregated retained earnings and reserves of the VIEs and their subsidiaries amounted to RMB180,034,000 and RMB425,220,000, respectively, that is expected to be recovered by other affiliates of the Group in the future periods.

Movement in valuation allowance is as follows:

	Year ended December 31,
	2013	2014	2015
	RMB'000	RMB'000	RMB'000

Beginning balance	2,435	1,190	728
Additions	1,023	135	5,301
Reversal	(2,268)	(597)	(349)
Ending balance	1,190	728	5,680

The Group operates through multiple subsidiaries and VIEs and the valuation allowance is considered for each subsidiary and VIE on an individual basis. As of December 31, 2014 and 2015, the Group assessed the projected future taxable income of Shenzhen iDreamSky and concluded that deferred income tax of Shenzhen iDreamSky would be realized in the foreseeable future. For other companies of the Group, which are still in loss position, the Group provided full valuation allowance against their deferred income tax. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

In 2014 and 2015, certain companies within the Group recorded a net profit and the previously incurred tax losses were utilized, the relevant deferred tax assets caused by tax losses of these companies decreased accordingly in 2014 and 2015.

As of December 31, 2015, the Group had tax loss carry forwards of approximately RMB22,719,000, which can be carried forward to offset future taxable income. The net operating tax loss carry forwards will expire as follows:

RMB'000

2016	nil
2017	671
2018	1,699
2019	540
2020	19,809
22,719

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities erred income tax than the present which is not clearly defined in the law, there is no limitation on the tax years open for investigation.

For the year ended December 31, 2015 and 2014, majority of the pre-tax income was earned in the PRC.